Financial and capital risk management (Details 7) - Risk U S Libor Decrease [Member] $ in Millions	Dec. 31, 2023 USD ($)
U S Floating Rate Versus U S Fixed Swap Rate [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (25)
U S Floating Rate Versus U S Fixed Swap Rate [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(67)
U S Floating Rate Versus U S Fixed Swap Rate [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(111)
Protected Item Libor U S Indexed Debt [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	67
Protected Item Libor U S Indexed Debt [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 111